Financial Instruments and Financial Risk Management - Summary of Contractual Maturities of Financial Liabilities Including Estimated Interest Payment (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		$ 3,355,800	$ 3,061,757
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		3,346,231	3,049,850
Contractual cash flows		4,112,038	3,824,988
Liquidity Risk | Trade and Other Payables
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		667,246	639,190
Trade and other payables		667,246	639,190
Liquidity Risk | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		2,577,975	2,402,881
Long-term debt		3,315,317	3,178,019
Liquidity Risk | Other Financial Liability
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	[1]	101,010	7,779
Other financial liability	[1]	129,475	7,779
Liquidity Risk | Less than 1 Year
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		1,009,171	856,423
Liquidity Risk | Less than 1 Year | Trade and Other Payables
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		667,246	639,190
Liquidity Risk | Less than 1 Year | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		337,844	209,454
Liquidity Risk | Less than 1 Year | Other Financial Liability
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	[1]	4,081	7,779
Liquidity Risk | 1 to 2 Years
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		1,001,447	973,603
Liquidity Risk | 1 to 2 Years | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		969,803	973,603
Liquidity Risk | 1 to 2 Years | Other Financial Liability
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	[1]	31,644	0
Liquidity Risk | 2 to 5 Years
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		550,927	522,404
Liquidity Risk | 2 to 5 Years | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		457,177	522,404
Liquidity Risk | 2 to 5 Years | Other Financial Liability
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	[1]	93,750	0
Liquidity Risk | More than 5 Years
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		1,550,493	1,472,558
Liquidity Risk | More than 5 Years | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		1,550,493	1,472,558
Liquidity Risk | More than 5 Years | Other Financial Liability
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	[1]	$ 0	$ 0

[1]	Includes the contractual maturities for the contingent considerations presented in other financial liabilities. Other financial liabilities with no contractual cashflows in the amount of $9.6 million (2024 - $11.9 million) are excluded from the table above.